Healthcare Leaders ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Healthcare Leaders ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	14.94%	(0.63%)